Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended								12 Months Ended
		Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Numerator:
Income from continuing operations										$ 1,909.3	$ 698.6	$ 154.8
Less: Net (income) loss from continuing operations attributable to noncontrolling interest										(3.2)	9.6	(2.1)
Income available to common stockholders, before discontinued operations										1,906.1	708.2	152.7
Less: Distributed and undistributed income available to participating securities										(0.2)	(0.1)
Distributed and undistributed income attributable to common stockholders, before discontinued operations										1,905.9	708.1	152.7
Loss from discontinued operations (1)	[1]											(549.0)
Net income (loss) attributable to common stockholders										$ 1,905.9	$ 708.1	$ (396.3)
Denominator:
Basic weighted average shares outstanding										255.5	252.2	254.0
Effect of dilutive stock options and non-participating securities										4.3	3.5	3.9
Diluted weighted average shares outstanding										259.8	255.7	257.9
Basic earnings per share from continuing operations										$ 7.46	$ 2.81	$ 0.60
Basic loss per share from discontinued operations												(2.16)
Basic earnings (loss) per share attributable to common stockholders		$ 1.10	$ 1.05	$ 0.87	$ 4.45	$ 0.77	$ 1.30	$ 0.41	$ 0.32	7.46	2.81	(1.56)
Diluted earnings per share from continuing operations										7.34	2.77	0.59
Diluted loss per share from discontinued operations												(2.13)
Diluted earnings (loss) per share attributable to common stockholders		$ 1.08	$ 1.03	$ 0.86	$ 4.38	$ 0.76	$ 1.29	$ 0.40	$ 0.32	$ 7.34	$ 2.77	$ (1.54)

[1]	Net of income attributable to noncontrolling interests of discontinued operations of $4.3 million for the fiscal year ended September 30, 2016.